Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	18.69
Maximum Aggregate Offering Price	$ 373,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,228.78
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares of Healthpeak Properties, Inc., a Maryland corporation (the "Company" or the "Registrant"), common stock, par value $1.00 per share (the "Common Stock"), stated above, an additional indeterminate number of shares that may be offered or issued pursuant to the Healthpeak Properties, Inc. Employee Stock Purchase Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. (2) Calculated pursuant to Rules 457(c) and (h) of the Securities Act, based upon the average of the high and low sale prices of the Common Stock reported on the New York Stock Exchange on April 22, 2025.